[Zurich Kemper Life letterhead]

                                         March 25, 1999


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.   20549


     Re:	KILICO Variable Annuity Separate Account; Post-Effective
         Amendment No. 3 to Registration Statement on Form N-4 (File Nos. 333-22375 and 811-3199)

Commissioners:

    	Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, enclosed for filing with the Securities and Exchange Commission via EDGAR is Post-Effective Amendment No. 3 to the Registration Statement on Form N-4. This Post-Effective Amendment is being filed for the sole purpose of delaying the effectiveness of Post-Effective Amendment No. 2, which was filed with the Commission via EDGAR on January 29, 1999.

     If you have any question or comment regarding this filing, please contact me or Joan E. Boros at (202) 965-8150.

                                   						Very truly yours,


                                   						/s/ Juanita M. Thomas
Enclosure

cc:  Martha B. Peterson, Esq.
     Joan E. Boros, Esq.

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

    As Filed With The Securities And Exchange Commission On March 25, 1999

                                       								Commission File Nos. 333-22375
                                                  										        811-3199

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-4

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]

   Pre-Effective Amendment No. ___ 				                    	  	[ ]

   Post-Effective Amendment No.  3			                       			[X]
 				                                and

  	REGISTRATION STATEMENT UNDER
	   THE INVESTMENT COMPANY ACT OF 1940	                     			[ ]

   Amendment No. 47					                                       [X]

                  KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                         (Exact Name of Registrant)

                  KEMPER INVESTORS LIFE INSURANCE COMPANY
                        (Name of Insurance Company)

                1 Kemper Drive, Long Grove, Illinois   60049
  (Address of Insurance Company's Principal Executive Offices) (Zip Code) Insurance Company's Telephone Number, including Area Code: (847) 550-5500

                           Debra P. Rezabek, Esq.
                               1 Kemper Drive
                         Long Grove, Illinois 60049
             (Name and Address of Agent for Service of Process)

                                 Copies To:
     	   	Frank J. Julian, Esq.				              Joan E. Boros, Esq.
 Kemper Investors Life Insurance Company		       	Jorden Burt Boros
        		  1 Kemper Drive		           		    Cicchetti Berenson & Johnson
       Long Grove, Illinois 60049		      	1025 Thomas Jefferson Street, N.W.
                                         								    Suite 400 E
                                 							        Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective (check appropriate box)
  	[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
  	[X] on April 29, 1999, pursuant to paragraph (b) of Rule 485
  	[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  	[ ] on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

  	[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   Title of Securities Being Registered: The variable portion funded by interests in the Separate Account under the Contracts

__ No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

The Contents of Registrant's Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 46 under the Investment Company Act of 1940, filed on January 29, 1999, are incorporated by reference herein. This amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effectiveness of the above-referenced amendments.

                                SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KILICO Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement, and has caused this Amendment to be signed on its behalf in the City of Long Grove and State of Illinois on the 25th day of March, 1999.

                     				KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                         (Registrant)
                         By:  Kemper Investors Life Insurance Company

                              By: /s/ JOHN B. SCOTT
 				                             John B. Scott, Chief Executive Officer
                                  and President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 25th day of March, 1999.


    SIGNATURE	  			          TITLE
    ---------                -----

/s/ JOHN B. SCOTT		  	      	Chief Executive Officer, President and Director
    John B. Scott		       			(Principal Executive Officer)


/s/ W. H. BOLINDER		        	Chairman of the Board and Director
    William H. Bolinder


/s/ FREDERICK L. BLACKMON	  	Senior Vice President and Chief Financial Officer
    Frederick L. Blackmon				(Principal Financial Officer and
                            	Principal Accounting Officer)

/s/ LOREN J. ALTER			       	Director
    Loren J. Alter


/s/ DAVID A. BOWERS				      Director
    David A. Bowers


/s/ ELIANE C. FRYE	       			Director
    Eliane C. Frye


/s/ GUNTHER GOSE		         		Director
    Gunther Gose


/s/ JAMES E. HOHMANN	      		Director
    James E. Hohmann

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